SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Share based payments	$ 51,293	$ 2,675
Short-term salary and fees	629	661
Revaluation of financial liabilities at fair value		344
Payments for legal services		337
Post-employment retirement benefits	87	98
Non-monetary benefits	38	41
Key management personnel compensation	$ 52,047	$ 4,156